Long-Term Loans, Net of Current Maturities	12 Months Ended
Dec. 31, 2016
Current Maturities of Long Term Loans/Long-Term Loans, Net of Current Maturities [Abstract]
LONG-TERM LOANS, NET OF CURRENT MATURITIES

NOTE 13:-    LONG-TERM LOANS, NET OF CURRENT MATURITIES

Classified by linkage terms and interest rates, the total amount of the loans is as follows:

Loan currency	Weighted interest rate as of December 31, 2016	December 31,
	%	2016	2015

NIS	5.44%	$3,134	$3,858

Less - current maturities		400	400

		$2,734	$3,458

In January 2016, the Company and its Israeli subsidiaries entered into a refinancing agreement with Bank Leumi, which converted the short term debt of $3,858 as of December 31, 2015, into long term loans. The agreement includes covenants to maintain certain financial ratios related to shareholders' equity, EBITDA and operating results. In addition, the Company and its Israeli subsidiaries agreed to repay the bank $1,200 plus interest, in 36 equal installments commencing 2016. The remaining balance of the loans, in the amount of $2,658, shall be paid on December 31, 2018.

The total amount to be paid by the Company is as follows:

Payment schedule	December 31, 2016

2017	$400
2018	2,734
Total	$3,134